Consolidated Statements of Profit or Loss ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares
Net Loss Per Share [Abstract]
Revenues		$ 42,657	$ 50,002		$ 29,533
Cost of revenues		41,907	45,914		24,711
Gross profit		750	4,088		4,823
Research and development expenses, net		5,886	5,574		5,796
Sales and marketing expenses	[1]	10,694	21,674		2,683
General and administrative expenses	[1]	49,172	57,271		9,313
Other expenses, net		12,723
Operating loss		(77,725)	(80,430)		(12,969)
Finance income		(484)	(469)		(5)
Finance expenses		7,194	1,384		296
Loss before taxes on income		(84,435)	(81,345)		(13,260)
Taxes on income (tax benefit)		171	(776)		262
Net loss from continuing operation		(84,606)	(80,569)		(13,522)
Net income (loss) from discontinued operation		(2,030)	569		107
Attributable to:
Equity holders of the Company		(87,446)	(81,595)		(13,030)
Non-controlling interests		810	1,595		(385)
Profit (loss)		$ (86,636)	$ (80,000)		$ (13,415)
Net loss per share attributable to equity holders of the Company ($):
Basic net loss per share from continuing operation (in Dollars per share) | $ / shares		$ (8.82)	$ (9.38)	[2]	$ (1.74)	[2]
Basic net profit (loss) per share from discontinued operation (in Dollars per share) | $ / shares		$ (0.21)	$ 0.07		$ 0.01
Weighted average number of shares outstanding used in computation of basic loss per share (in Shares) | shares		9,686,000	8,529,000	[2]	7,751,000	[2]

[1]	Including $525 thousand and $57 thousand of allegedly misappropriated expenses by two former senior officers of the Company, during the years 2022 and 2021, respectively. See note 1e below.
[2]	Shares and per shares amounts have been retroactively adjusted to reflect the reverse stock splits as described in note 20a.